SCHEDULE OF ACCOUNTS RECEIVABLES (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Gross accounts and other receivables		$ 10,353,708	$ 7,093,371
Less: Allowance for credit losses	$ 334,985
Accounts receivables, net		$ 10,353,708	$ 7,093,371